SHARE CAPITAL 07/31/17 (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Stock Options Available For Grant	2,393,479	2,382,236	2,797,895
Non Vested Stock Options	200,000	300,000
Unamortized Compensation Cost of Options	$ 60,675	$ 740,304
July 11, 2017 [Member]
Shares Issued, Shares	112,433
Shares Issued, Fair Value	$ 39,375
April 30, 2017 [Member]
Shares Issued, Shares	88,089
Shares Issued, Fair Value	$ 29,625